Private Placement (Details) - USD ($)			6 Months Ended	9 Months Ended
	Aug. 13, 2025	Apr. 09, 2025	Jun. 30, 2026	Dec. 31, 2025
Private Placement [Line Items]
Private placement				$ 4,150,000
Number of trading days		30 days
Non-managing Sponsor Investors [Member]
Private Placement [Line Items]
Number of units issued (in Shares)			327,500	327,500
Sale of stock price (in Dollars per share)			$ 0.004	$ 0.004
Issuance of shares (in Shares)			2,620,000	2,620,000
Fair value of underwriter interests in founder shares (in Dollars per share)	$ 4.51
Number of trading days			30 days	30 days
Aggregate amount	$ 11,809,000
Aggregate fair value	$ 51,725
Underwriter Securities Transfer Agreement [Member]
Private Placement [Line Items]
Private placement			$ 25,000	$ 25,000
Sale of stock price (in Dollars per share)				$ 0.004
Fair value of underwriter interests in founder shares (in Dollars per share)	$ 4.51
Aggregate amount	$ 902,000
Aggregate fair value	904,606		$ 800	$ 800
Bonus shares	$ 2,606
Underwriter Securities Transfer Agreement [Member] | Sponsor [Member]
Private Placement [Line Items]
Sale of stock price (in Dollars per share)			$ 10	$ 10
Aggregate fair value			$ 250,000	$ 250,000
Private Placement [Member]
Private Placement [Line Items]
Number of units issued (in Shares)	465,000			465,000
Price per unit (in Dollars per share)	$ 10			$ 10
Private placement	$ 4,650,000			$ 4,650,000
Purchase price	4,650,000
Subscription receivable	$ 500,000			$ 500,000
Private Placement [Member] | Non-managing Sponsor Investors [Member]
Private Placement [Line Items]
Number of units issued (in Shares)			420,000	420,000
Private placement			$ 3,275,000	$ 3,275,000
Sale of stock price (in Dollars per share)			$ 10	$ 10
IPO [Member]
Private Placement [Line Items]
Number of units issued (in Shares)	15,000,000
Price per unit (in Dollars per share)	$ 10
Purchase price	$ 4,650,000			$ 4,650,000
Aggregate fair value			$ 11,860,725	$ 11,860,725
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of units issued (in Shares)			17,250,000	17,250,000
Sale of stock price (in Dollars per share)		$ 12	$ 12
Class A Ordinary Shares [Member] | Non-managing Sponsor Investors [Member]
Private Placement [Line Items]
Fair value of underwriter interests in founder shares (in Dollars per share)			1.25
Class A Ordinary Shares [Member] | Sponsor [Member]
Private Placement [Line Items]
Fair value of underwriter interests in founder shares (in Dollars per share)				$ 1.25
Class B ordinary Shares [Member]
Private Placement [Line Items]
Issuance of shares (in Shares)		229,008
Fair value of underwriter interests in founder shares (in Dollars per share)		$ 0.004
Class B ordinary Shares [Member] | Underwriter Securities Transfer Agreement [Member]
Private Placement [Line Items]
Sale of stock price (in Dollars per share)			$ 0.004
Purchased amount			$ 200,000	$ 200,000